Offsetting Financial Assets and Financial Liabilities - Assets (Details) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Gross amounts of financial assets [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)		€ 6,372	€ 8,136
Central bank funds sold and securities purchased under resale agreements (non-enforceable)		1,959	2,290
Securities borrowed (enforceable)		505	14,987
Securities borrowed (non-enforceable)		411	1,744
Financial assets at fair value through profit or loss (enforceable)		456,892
Financial assets at fair value through profit or loss [Abstract]
Trading assets			185,127
Positive market values from derivative financial instruments (enforceable)		350,074	363,859
Financial assets designated at fair value through profit or loss (enforceable)		219,167	125,869
Positive market values from derivative financial instruments (non-enforceable)		16,732	15,410
Financial assets designated at fair value through profit or loss (non-enforceable)			29,411
Total financial assets at fair value through profit or loss		676,059	719,676
Loans		390,965	401,699
Other assets		149,129	112,023
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)		3,379	3,859
Remaining assets subject to netting		1,703	0
Remaining assets not subject to netting		286,717	307,869
Total assets		1,513,821	1,568,425
Gross amounts set off on the balance sheet [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)		(606)	(455)
Central bank funds sold and securities purchased under resale agreements (non-enforceable)		0	0
Securities borrowed (enforceable)		0	0
Securities borrowed (non-enforceable)		0	0
Financial assets at fair value through profit or loss (enforceable)		(73,789)
Financial assets at fair value through profit or loss [Abstract]
Trading assets			(465)
Positive market values from derivative financial instruments (enforceable)		(19,224)	(18,237)
Financial assets designated at fair value through profit or loss (enforceable)		0	(64,003)
Positive market values from derivative financial instruments (non-enforceable)		0	0
Financial assets designated at fair value through profit or loss (non-enforceable)			0
Total financial assets at fair value through profit or loss		(73,789)	(82,706)
Loans		0	0
Other assets		(18,466)	(10,531)
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)		(527)	(706)
Remaining assets subject to netting		0	0
Remaining assets not subject to netting		0	0
Total assets		(92,861)	(93,692)
Net amounts of financial assets presented on the balance sheet [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)		5,766	7,681
Central bank funds sold and securities purchased under resale agreements (non-enforceable)		1,959	2,290
Securities borrowed (enforceable)		505	14,987
Securities borrowed (non-enforceable)		411	1,744
Financial assets at fair value through profit or loss (enforceable)		383,103
Financial assets at fair value through profit or loss [Abstract]
Trading assets			184,661
Positive market values from derivative financial instruments (enforceable)		330,850	345,622
Financial assets designated at fair value through profit or loss (enforceable)		219,167	61,865
Positive market values from derivative financial instruments (non-enforceable)		16,732	15,410
Financial assets designated at fair value through profit or loss (non-enforceable)			29,411
Total financial assets at fair value through profit or loss		602,270	636,970
Loans		390,965	401,699
Other assets		130,663	101,491
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)		2,852	3,153
Remaining assets subject to netting		1,703	0
Remaining assets not subject to netting		286,717	307,869
Total assets		1,420,960	1,474,732
Impact of Master Netting Agreements [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)		0	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)		0	0
Securities borrowed (enforceable)		0	0
Securities borrowed (non-enforceable)		0	0
Financial assets at fair value through profit or loss (enforceable)		(276,634)
Financial assets at fair value through profit or loss [Abstract]
Trading assets			0
Positive market values from derivative financial instruments (enforceable)		(275,587)	(285,421)
Financial assets designated at fair value through profit or loss (enforceable)		0	(728)
Positive market values from derivative financial instruments (non-enforceable)		0	0
Financial assets designated at fair value through profit or loss (non-enforceable)			0
Total financial assets at fair value through profit or loss		(276,634)	(286,149)
Loans		0	0
Other assets		(32,143)	(29,854)
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)		(2,288)	(2,461)
Remaining assets subject to netting		0	0
Remaining assets not subject to netting		0	0
Total assets		(308,777)	(316,003)
Cash collateral [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)		0	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)		0	0
Securities borrowed (enforceable)		0	0
Securities borrowed (non-enforceable)		0	0
Financial assets at fair value through profit or loss (enforceable)		(38,361)
Financial assets at fair value through profit or loss [Abstract]
Trading assets			(81)
Positive market values from derivative financial instruments (enforceable)		(38,413)	(41,842)
Financial assets designated at fair value through profit or loss (enforceable)		(2,072)	(773)
Positive market values from derivative financial instruments (non-enforceable)		(2,072)	(1,811)
Financial assets designated at fair value through profit or loss (non-enforceable)			0
Total financial assets at fair value through profit or loss		(40,433)	(44,508)
Loans		(12,987)	(12,642)
Other assets		(439)	(569)
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)		(438)	(565)
Remaining assets subject to netting		0	0
Remaining assets not subject to netting		(272)	(390)
Total assets		(54,131)	(58,109)
Financial instrument collateral [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	[1]	(5,766)	(7,675)
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	[1]	(1,959)	(2,239)
Securities borrowed (enforceable)	[1]	(498)	(14,093)
Securities borrowed (non-enforceable)	[1]	(310)	(1,661)
Financial assets at fair value through profit or loss (enforceable)	[1]	(58,618)
Financial assets at fair value through profit or loss [Abstract]
Trading assets	[1]		(86)
Positive market values from derivative financial instruments (enforceable)	[1]	(7,347)	(7,868)
Financial assets designated at fair value through profit or loss (enforceable)	[1]	(10,408)	(56,410)
Positive market values from derivative financial instruments (non-enforceable)	[1]	(1,358)	(1,276)
Financial assets designated at fair value through profit or loss (non-enforceable)	[1]		(20,534)
Total financial assets at fair value through profit or loss	[1]	(69,025)	(86,174)
Loans	[1]	(42,139)	(40,775)
Other assets	[1]	(84)	(94)
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	[1]	(84)	(94)
Remaining assets subject to netting	[1]	(2,005)	0
Remaining assets not subject to netting	[1]	(95)	(70)
Total assets	[1]	(121,881)	(152,782)
Net amount [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)		0	7
Central bank funds sold and securities purchased under resale agreements (non-enforceable)		0	51
Securities borrowed (enforceable)		7	894
Securities borrowed (non-enforceable)		101	83
Financial assets at fair value through profit or loss (enforceable)		9,490
Financial assets at fair value through profit or loss [Abstract]
Trading assets			184,495
Positive market values from derivative financial instruments (enforceable)		9,503	10,490
Financial assets designated at fair value through profit or loss (enforceable)		206,687	3,954
Positive market values from derivative financial instruments (non-enforceable)		13,302	12,323
Financial assets designated at fair value through profit or loss (non-enforceable)			8,876
Total financial assets at fair value through profit or loss		216,178	220,138
Loans		335,839	348,282
Other assets		97,997	70,975
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)		42	33
Remaining assets subject to netting		(302)	0
Remaining assets not subject to netting		286,350	307,409
Total assets		€ 936,171	€ 947,839

[1]	Excludes real estate and other non-financial instrument collateral.